Schedule of Investments (unaudited) March 31, 2019	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds — 1.5%

New York — 1.5%

Automobiles — 0.2%
General Motors Co., 5.95%, 04/01/49	$2,889	$2,800,780

Consumer Finance — 0.1%
Capital One Financial Corp., 3.80%, 01/31/28	1,690	1,667,752

Containers & Packaging — 0.3%
WRKCo., Inc., 4.90%, 03/15/29	3,080	3,333,476

Education — 0.4%
American Museum of Natural History, 4.37%, 07/15/45	1,000	1,034,489
New York Public Library Astor Lenox & Tilden Foundations, 4.31%, 07/01/45	1,000	1,029,136
Rensselaer Polytechnic Institute, Series 2018, 5.25%, 09/01/48	3,100	3,501,753

		5,565,378

Health Care Providers & Services — 0.4%
Montefiore Obligated Group, Series 18-C, 5.25%, 11/01/48	3,038	3,174,188
Northwell Healthcare, Inc., 3.98%, 11/01/46	2,000	1,933,124

		5,107,312

Pharmaceuticals — 0.1%
AbbVie, Inc., 4.88%, 11/14/48	1,255	1,234,340

Total Corporate Bonds — 1.5% (Cost — $18,866,502)		19,709,038

Municipal Bonds — 88.3%

New York — 85.4%

Corporate — 2.5%
Build NYC Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 5.00%, 01/01/35(a)	280	301,846
City of New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT:
5.00%, 07/01/22	500	546,445
5.00%, 07/01/28	1,520	1,633,833
New York Liberty Development Corp., RB, Goldman Sachs Headquarters, 5.50%, 10/01/37	780	1,024,951
New York Liberty Development Corp., Refunding RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	11,865	15,223,032

Security	Par (000)	Value

Corporate (continued)
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT, 5.00%, 08/01/26	$2,870	$3,011,491
Niagara Area Development Corp., Refunding RB, Covanta Project, Series A, AMT, 4.75%, 11/01/42(a)	9,150	9,350,476
Southold Local Development Corp., RB, Peconic Landing Inc., Project, 4.00%, 12/01/45	1,900	1,767,190

		32,859,264

County/City/Special District/School District — 12.8%
City of New York, GO, Refunding, Series C, 5.00%, 08/01/34	500	572,335
City of New York, GO:
Series A-1, 5.00%, 08/01/35	400	427,412
Series B-1, 5.00%, 12/01/37	4,765	5,555,513
Series B-1, 5.00%, 10/01/39	8,045	9,442,497
Series D, Sub-Series D-1, 5.00%, 12/01/42	7,500	8,906,925
Series E-1, 5.00%, 03/01/44	2,140	2,508,166
Sub-Series D-1, Fiscal 2014, 5.00%, 08/01/31	690	775,539
Sub-Series F-1, 5.00%, 04/01/39	3,000	3,553,110
Sub-Series I-1, 5.38%, 04/01/19(b)	705	705,000
Sub-Series I-1, 5.38%, 04/01/36	100	100,173
Taxable General Obligation, Fiscal 2019, Subseries D-2, 3.53%, 12/01/25	5,000	5,176,550
City of New York Convention Center Development Corp., RB, CAB, Sub Lien, Hotel Unit Fee, Series B (AGM), 0.00%, 11/15/55(c)	5,000	1,233,350
City of New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured:
5.00%, 11/15/35	3,500	4,021,605
5.00%, 11/15/40	12,690	14,437,286
5.00%, 11/15/45	8,490	9,574,088
City of New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 03/01/42(c)	5,000	2,131,750
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 03/01/45(c)	1,500	560,085
(AMBAC), 5.00%, 01/01/39	1,850	1,873,847

1

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

County/City/Special District/School District (continued)
City of New York Industrial Development Agency, RB, PILOT (continued):
Queens Baseball Stadium (AGC), 6.38%, 01/01/39	$1,455	$1,459,947
Queens Baseball Stadium (AGC), 6.50%, 01/01/46	700	702,478
Queens Baseball Stadium (AMBAC), 5.00%, 01/01/46	790	800,902
Yankee Stadium Project (NPFGC), 4.75%, 03/01/46	250	250,238
Yankee Stadium Project (NPFGC), 5.00%, 03/01/46	1,000	1,004,920
City of Poughkeepsie New York, GO, Refunding, Bond Anticipation Notes, Series A, 4.00%, 05/03/19	1,820	1,821,893
City of Syracuse New York, GO, Airport Terminal Security & Access, Series A, AMT (AGM), 4.75%, 11/01/31	500	524,810
County of Nassau New York, GO, General Improvement Bonds, Series B, 5.00%, 07/01/37	1,145	1,349,829
County of Nassau New York, GOL, General Improvement Bonds, Series B (AGM), 5.00%, 07/01/45	4,960	5,758,907
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 02/15/21(b)	60	64,752
5.25%, 02/15/47	1,235	1,308,112
5.75%, 02/15/47	3,725	3,993,498
Hudson Yards Infrastructure Corp., Refunding RB, Series A:
5.00%, 02/15/39	2,500	2,911,775
5.00%, 02/15/35	5,000	5,921,350
5.00%, 02/15/36	2,000	2,350,220
5.00%, 02/15/42	27,495	31,815,014
Nassau County, GOL, Series B, 5.00%, 04/01/35	3,600	4,141,800
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 2, 5.63%, 07/15/47	9,305	9,593,920
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 07/15/49	1,200	1,241,832

Security	Par (000)	Value

County/City/Special District/School District (continued)
New York Liberty Development Corp., Refunding RB (continued):
3 World Trade Center Project, Class 1, 5.00%, 11/15/44(a)	$12,015	$12,806,788
3 World Trade Center Project, Class 2, 5.38%, 11/15/40(a)	400	432,432
4 World Trade Center Project, 5.00%, 11/15/31	860	929,798
4 World Trade Center Project, 5.00%, 11/15/44	1,500	1,603,770
7 World Trade Center Project, Class 1, 4.00%, 09/15/35	425	444,622
7 World Trade Center Project, Class 2, 5.00%, 09/15/43	3,085	3,317,486
7 World Trade Center Project, Class 3, 5.00%, 03/15/44	1,720	1,849,516
World Trade Center Project, 5.75%, 11/15/51	1,250	1,370,400

		171,326,240

Education — 9.1%
Amherst Development Corp., Refunding RB:
Daemen College Project, 5.00%, 10/01/43	1,280	1,399,360
Daemen College Project, 5.00%, 10/01/48	975	1,061,863
University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/20(b)	305	319,292
Build NYC Resource Corp., RB(a):
Inwood Academy for Leadership Charter School Project, Series A, 5.13%, 05/01/38	140	144,039
Inwood Academy for Leadership Charter School Project, Series A, 5.50%, 05/01/48	2,025	2,122,180
New Dawn Charter School Project, 5.75%, 02/01/49	1,000	1,021,410
New Dawn Charter Schools Project, 5.00%, 02/01/33	380	384,134
New Dawn Charter Schools Project, 5.63%, 02/01/39	1,285	1,310,045
Build NYC Resource Corp., Refunding RB:
City University Queens College, Series A, 5.00%, 06/01/43	325	359,934

2

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
Build NYC Resource Corp., Refunding RB (continued):
Manhattan College Project, 5.00%, 08/01/47	$1,860	$2,126,036
The Chapin School Ltd. Project, 5.00%, 11/01/47	2,900	3,842,384
City of New York Trust for Cultural Resources, Refunding RB, Series A:
American Museum of Natural History, 5.00%, 07/01/37	885	1,008,502
Carnegie Hall, 4.75%, 12/01/39	1,550	1,576,427
Carnegie Hall, 5.00%, 12/01/39	1,325	1,351,632
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project:
5.00%, 08/01/28	2,690	3,156,446
Series A, 5.13%, 09/01/40	6,390	6,653,460
Series B, 4.00%, 08/01/35	1,000	1,059,700
City of Yonkers New York Industrial Development Agency, RB, Sarah Lawrence College Project, Series A, 6.00%, 06/01/19(b)	1,000	1,007,310
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, Series A:
Buffalo State College Foundation Housing Corp. Project, 5.38%, 10/01/41	620	661,335
The Charter School for Applied Technologies Project, 5.00%, 06/01/35	600	651,108
County of Cattaraugus New York, RB, St. Bonaventure University Project:
5.00%, 05/01/34	130	142,416
5.00%, 05/01/39	165	179,277
County of Dutchess New York Industrial Development Agency, Refunding RB, Bard College Civic Facility, Series A-1, 5.00%, 08/01/46	2,475	2,475,025
County of Dutchess New York Local Development Corp., RB, Marist College Project:
5.00%, 07/01/43	900	1,053,711
5.00%, 07/01/48	1,355	1,578,792
County of Dutchess New York Local Development Corp., Refunding RB, Vassar College Project, 5.00%, 07/01/42	1,980	2,301,374

Security	Par (000)	Value

Education (continued)
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project:
Series A, 5.00%, 07/01/23(b)	$240	$274,646
Series A, 5.00%, 07/01/32	300	359,424
Series A, 5.00%, 07/01/33	350	416,822
Series A, 5.00%, 07/01/34	350	415,468
Series A, 5.00%, 07/01/35	800	947,432
Series A, 5.00%, 07/01/36	1,000	1,180,280
Series A, 5.00%, 07/01/37	500	587,685
Series C, 5.05%, 07/01/28	1,000	1,134,930
County of Nassau New York Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 4.75%, 03/01/20(b)	1,000	1,028,910
County of Orange New York Funding Corp., Refunding RB, Mount St. Mary College Project, Series A:
5.00%, 07/01/37	360	379,235
5.00%, 07/01/42	220	230,494
County of St. Lawrence New York Industrial Development Agency, RB, Clarkson University Project, 5.38%, 09/01/41	500	533,695
County of St. Lawrence New York Industrial Development Agency, Refunding RB, St. Lawrence University Project, Series B, 4.43%, 07/01/56	1,500	1,547,430
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM), 5.50%, 01/01/21(b)	450	480,996
Dobbs Ferry Local Development Corp., RB, Mercy College Project:
5.00%, 07/01/39	1,000	1,110,260
5.00%, 07/01/44	2,000	2,206,180
Dutchess County Local Development Corp., Refunding RB, Culinary Institute of America Project:
5.00%, 07/01/30	200	230,906
5.00%, 07/01/31	200	229,202
5.00%, 07/01/32	440	501,402
5.00%, 07/01/35	155	175,249
5.00%, 07/01/36	100	112,653
5.00%, 07/01/41	215	238,835
5.00%, 07/01/46	300	332,481

3

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
Monroe County Industrial Development Agency, RB, Rochesters Scools Modernization Project:
5.00%, 05/01/33	$2,885	$3,521,950
5.00%, 05/01/34	2,375	2,886,741
State of New York Dormitory Authority, RB:
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 07/01/40	2,500	2,780,775
New School (AGM), 5.50%, 07/01/20(b)	1,000	1,049,850
New York University, Series 1 (AMBAC), 5.50%, 07/01/40	500	674,620
New York University, Series 1 (AMBAC) (BHAC), 5.50%, 07/01/31	230	290,612
State University Dormitory Facilities, Series A, 5.00%, 07/01/19(b)	750	756,503
State University Dormitory Facilities, Series A, 5.25%, 07/01/19(b)	5	5,047
State University Of New York Dormitory Facilities, Series A, 5.00%, 07/01/43	8,065	9,478,230
Touro College & University System Obligation Group, Series A, 4.13%, 01/01/30	600	619,260
Touro College & University System, Series A, 5.50%, 01/01/44	2,000	2,200,180
Touro College and University System, 5.00%, 01/01/42	5,000	5,528,900
University of Rochester, Series A, 5.75%, 07/01/19(b)	865	874,100
University of Rochester, Series A, 5.75%, 07/01/39	135	136,378
State of New York Dormitory Authority, Refunding RB:
Barnard College, Series A, 5.00%, 07/01/33	470	544,598
Barnard College, Series A, 5.00%, 07/01/43	1,000	1,137,390
Brooklyn Law School, 5.75%, 07/01/33	475	479,109
Columbia University, Series B, 5.00%, 10/01/38	12,415	15,011,970

Security	Par (000)	Value

Education (continued)
State of New York Dormitory Authority, Refunding RB (continued):
Culinary Institute of America, 5.00%, 07/01/42	$300	$319,920
Fordham University, 5.00%, 07/01/44	850	941,996
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 07/01/35	800	902,072
New York University, Series A, 5.00%, 07/01/42	1,000	1,091,420
Pratt Institute, Series A, 5.00%, 07/01/44	1,000	1,108,750
Skidmore College, Series A, 5.25%, 07/01/29	135	145,187
St. John’s University, Series A, 5.00%, 07/01/37	350	398,111
State University Dormitory Facilities, Series A, 5.25%, 07/01/30	2,095	2,377,029
State University Dormitory Facilities, Series A, 5.25%, 07/01/32	2,095	2,372,294
State University Dormitory Facilities, Series A, 5.00%, 07/01/36	1,850	2,179,004
State University Dormitory Facilities, Series A, 5.00%, 07/01/42	2,000	2,319,820
State University Dormitory Facilities, Series A, 5.00%, 07/01/42	895	970,941
State University of New York Dormitory Facilities, Series A, 5.00%, 07/01/38	1,655	1,934,496
Town of Hempstead New York Local Development Corp., Refunding RB:
Adelphi University Project, 5.00%, 10/01/34	465	526,957
Adelphi University Project, 5.00%, 10/01/35	265	299,943
Hofstra University Project, 5.00%, 07/01/47	2,065	2,372,561

		121,838,521

4

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health — 4.9%
Build NYC Resource Corp., Refunding RB, New York Methodist Hospital Project, 5.00%, 07/01/30	$600	$674,622
City of New York Health & Hospital Corp., Refunding RB, Health System, Series A, 5.00%, 02/15/30	1,000	1,026,500
City of New York Industrial Development Agency, Refunding RB, Special Needs FAS Pool, Series A-1 (ACA), 4.38%, 07/01/20	225	224,271
Counties of Buffalo & Erie New York Industrial Land Development Corp., RB, Catholic Health System Obligation, 5.25%, 07/01/35	500	565,715
County of Dutchess New York Local Development Corp., RB, Health Quest Systems, Inc.:
Series A, 5.00%, 07/01/34	750	838,185
Series B, 4.00%, 07/01/41	10,950	11,404,206
County of Dutchess New York Local Development Corp., Refunding RB, Health Quest System, Inc., Series A, 5.75%, 07/01/40	300	316,215
County of Genesee New York Industrial Development Agency, Refunding RB, United Memorial Medical Center Project:
5.00%, 12/01/27	395	395,438
5.00%, 12/01/32	580	580,383
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project, 5.00%, 12/01/46	4,800	5,388,816
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 08/15/40	1,050	1,120,686
County of Nassau New York Industrial Development Agency, Refunding RB, Special Needs Facility Pooled Program (ACA), 4.90%, 07/01/21	210	209,719

Security	Par (000)	Value

Health (continued)
County of Orange New York Industrial Development Agency, RB, Special Needs Facilities Pooled Program, Series G-1 (ACA), 4.90%, 07/01/21	$625	$624,031
County of Suffolk New York EDC, RB, Catholic Health Services, Series C, 5.00%, 07/01/32	305	335,890
County of Sullivan New York Industrial Development Agency, RB, Special Needs Facilities Pooled Program, Series H-1 (ACA), 4.90%, 07/01/21	235	234,636
County of Tompkins New York Development Corp., Refunding RB, Kendal at Ithaca, Inc. Project, Series A:
4.25%, 07/01/44	1,595	1,608,223
5.00%, 07/01/44	1,145	1,223,295
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien:
Remarketing, Series A, 5.00%, 11/01/30	3,645	3,859,836
Series B, 6.00%, 11/01/20(b)	325	347,753
Series B, 6.00%, 11/01/30	50	53,183
County of Westchester New York Local Development Corp., Refunding RB:
Kendal On Hudson Project, 5.00%, 01/01/28	930	995,277
Kendal On Hudson Project, 5.00%, 01/01/34	875	924,928
Westchester Medical Center Obligation, 5.00%, 11/01/46	1,610	1,761,533
New York State Dormitory Authority, RB, Montefiore Obligated Group, Series B (AGM), 4.95%, 08/01/48	12,035	12,408,687
State of New York Dormitory Authority, RB:
New York State Association for Retarded Children, Inc., Series B (AMBAC), 6.00%, 07/01/19(b)	700	707,700
New York University Hospitals Center, Series A, 5.75%, 07/01/20(b)	1,055	1,110,841
North Shore-Long Island Jewish Obligated Group, Series A, 5.50%, 05/01/19(b)	1,675	1,680,410
North Shore-Long Island Jewish Obligated Group, Series A, 5.75%, 05/01/19(b)	1,725	1,730,917

5

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health (continued)
State of New York Dormitory Authority, RB (continued):
Orange Regional Medical Center, 5.00%, 12/01/40(a)	$1,300	$1,428,830
Orange Regional Medical Center, 5.00%, 12/01/45(a)	1,700	1,860,072
State of New York Dormitory Authority, Refunding RB:
Memorial Sloan-Kettering Cancer Center, Series 1, 5.00%, 07/01/42	2,200	2,551,802
Miriam Osborn Memorial Home Association, 5.00%, 07/01/29	290	292,282
Mount Sinai Hospital, Series A, 5.00%, 07/01/26	1,635	1,699,337
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/21(b)	2,500	2,680,675
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/43	1,570	1,742,920
North Shore-Long Island Jewish Obligated Group, Series E, 5.50%, 05/01/33	1,000	1,002,730

		65,610,544

Housing — 6.6%
City of New York Housing Development Corp., RB:
M/F Housing, Taxable, Series I, 5.63%, 11/01/24	3,250	3,258,027
Series C-2A, 2.35%, 07/01/22	7,500	7,578,825
City of New York Housing Development Corp., Refunding RB, Series D, 4.10%, 11/01/38	5,000	5,239,650
City of New York Housing Development Corp., RB:
M/F Housing, Fund Grant Program, New York City Housing Authority Program, Series B1, 5.25%, 07/01/32	2,020	2,228,363
M/F Housing, Fund Grant Program, New York City Housing Authority Program, Series B1, 5.00%, 07/01/33	400	436,320
Sustainable Neighborhood Bonds, 4.15%, 11/01/46	2,805	2,917,677

Security	Par (000)	Value

Housing (continued)
City of New York Housing Development Corp., Refunding RB, M/F Housing, 8 Spruce Street, Class F, 4.50%, 02/15/48	$770	$801,254
City of Yonkers New York Industrial Development Agency, RB, Series A, AMT (SONYMA):
Monastery Manor Associates LP Project, 5.25%, 04/01/37	585	586,580
Sacred Heart Association Project, 5.00%, 10/01/37	1,640	1,642,936
New York City Housing Development Corp., RB, M/F Housing, Sustainable Neighborhood Bonds:
Series A, 4.38%, 11/01/33	5,000	5,316,300
Series L, 2.75%, 05/01/50(d)	6,500	6,614,920
New York State Housing Finance Agency, RB, Affordable Housing:
Climate Bond, Series D, 2.05%, 05/01/23	5,250	5,257,350
M/F Housing, Revenue, Series E, 2.13%, 11/01/23	2,500	2,504,350
New York State Housing Finance Agency, Refunding RB, Affordable Housing Revenue (SONYMA)(d):
1.80%, 05/01/50	5,000	5,000,150
1.88%, 05/01/50	3,385	3,385,711
State of New York HFA, RB, M/F Housing, Series A, AMT:
Division Street (SONYMA), 5.10%, 02/15/38	875	876,076
Highland Avenue Senior Apartments (SONYMA), 5.00%, 02/15/39	1,890	1,896,993
Kensico Terrace Apartments (SONYMA), 4.90%, 02/15/38	645	645,697
Watergate II, 4.75%, 02/15/34	580	580,626
State of New York HFA, Refunding RB:
Affordable Housing, Series F (SONYMA), 1.70%, 05/01/50(d)	11,615	11,614,187
Series C (Fannie Mae) (SONYMA), 3.85%, 11/01/39	5,000	5,138,300
State of New York Mortgage Agency, RB, S/F Housing, 49th Series, 3.25%, 10/01/28	5,000	5,138,150
State of New York Mortgage Agency, Refunding RB:
AMT, Series 209, 3.35%, 04/01/29	4,385	4,523,566
S/F Housing, Series 213, 4.10%, 10/01/38	4,300	4,552,754

		87,734,762

6

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State — 14.4%
City of New York, GO, Future Tax Secured Subordinate, Sub-Series E-1, 5.00%, 03/01/41	$2,695	$3,171,314
City of New York Transitional Finance Authority, BARB, Build America Bonds, Series S-3, Fiscal 2014, Sub-Series B-1, Future Tax Secured:
Fiscal 2011, Sub-Series S-1B, 6.83%, 07/15/40	1,500	1,999,845
5.25%, 07/15/36	2,080	2,543,050
City of New York Transitional Finance Authority Building Aid Revenue, RB:
Series S-1, 5.00%, 07/15/37	5,000	5,788,150
5.25%, 07/15/45	5,000	5,989,400
City of New York Transitional Finance Authority Building Aid Revenue, Refunding RB, Series 4-A:
5.25%, 07/15/35	9,165	11,247,288
5.25%, 07/15/36	5,000	6,113,100
City of New York Transitional Finance Authority Future Tax Secured, RB:
Sub-Series A-1, 5.00%, 11/01/38	1,000	1,117,460
5.00%, 11/01/36	680	768,291
Fiscal 2015, Sub-Series E-1, 5.00%, 02/01/41	3,000	3,406,500
Fiscal 2016, 5.00%, 11/01/38	5,000	5,782,200
Future Tax Secured Subordinate Bond, Series C-3, 5.00%, 05/01/41	5,000	5,918,500
Subordinate Bonds, SubSeries A-1, 5.00%, 08/01/40	13,360	15,884,506
Series A, Sub-Series E-1, 5.00%, 02/01/36	3,500	4,121,565
Series A-2, 5.00%, 08/01/38	490	577,377
Sub-Series E-1, 5.00%, 02/01/39	2,500	2,875,925
City of New York Transitional Finance Authority Future Tax Secured Revenue, RB:
5.51%, 08/01/37	3,000	3,642,060
Fiscal 2012, Sub-Series E-1, 5.00%, 02/01/42	650	699,972
New York City Transitional Finance Authority Building Aid Revenue, RB:
Series S-1, 5.00%, 07/15/38	2,250	2,675,925
Series S-1, 5.00%, 07/15/43	6,865	7,859,601
Series S-3, 5.00%, 07/15/37	3,015	3,596,714

Security	Par (000)	Value

State (continued)
New York City Transitional Finance Authority Building Aid Revenue, Refunding RB, Series S-3, Sub-Series S-3A, 5.00%, 07/15/37	$7,000	$8,350,580
New York State Dormitory Authority, Refunding RB, Series A, 5.00%, 07/01/41	500	571,020
New York State Urban Development Corp., Refunding RB, Personal Income Tax, Series C, 5.00%, 03/15/39	5,000	5,889,250
State of New York, GO, Series A, 5.00%, 02/15/39	750	751,920
State of New York Dormitory Authority, RB:
Bid Group 3, Series A, 5.00%, 03/15/39	1,630	1,936,554
Bidding Group Bond, Series B, 5.00%, 02/15/43	3,500	4,074,105
Income Tax, Series A, 5.00%, 02/15/36	9,000	10,531,080
Personal Income Tax, Series G, 5.00%, 08/15/32	1,975	2,120,459
Sales Tax, Series A-Group C, 5.00%, 03/15/40	5,000	5,831,500
Sales Tax, Series A-Group C, 5.00%, 03/15/43	5,095	5,912,646
Series A, 3.74%, 12/01/23	4,000	4,211,280
Series A, 5.00%, 02/15/38	5,000	5,815,650
Series A, 5.00%, 02/15/42	4,390	5,062,328
State of New York Dormitory Authority, Refunding RB:
Group 3, Series E, 5.00%, 03/15/40	5,645	6,734,541
Group 3, Series E, 5.00%, 03/15/41	3,615	4,304,055
Series A, 5.25%, 03/15/39	7,250	8,811,215
State of New York Thruway Authority, Refunding RB, Series A-1, 5.00%, 04/01/19(b)	1,000	1,000,000
State of New York Urban Development Corp., RB, State Personal Income Tax, General Purpose, Series A:
5.00%, 03/15/38	5,000	5,857,050
5.00%, 03/15/43	7,500	8,875,425
State of New York Urban Development Corp., Refunding RB, Clarkson Center Advance Materials, 5.50%, 01/01/20	375	385,894

		192,805,295

Tobacco — 3.7%
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A:
6.25%, 06/01/41(a)	3,600	3,700,080

7

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tobacco (continued)
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A (continued):
5.00%, 06/01/42	$3,775	$3,754,238
5.00%, 06/01/45	895	885,916
Counties of New York Tobacco Trust VI, Refunding RB:
Settlement Pass-Through Turbo, Series C, 4.00%, 06/01/51	3,655	3,216,144
Tobacco Settlement Pass-Through, Series A-2B, 5.00%, 06/01/45	6,350	6,689,217
Tobacco Settlement Pass-Through, Series A-2B, 5.00%, 06/01/51	3,615	3,702,194
County of Chautauqua New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 4.75%, 06/01/39	750	754,050
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed:
5.25%, 05/15/34	1,750	1,866,130
5.25%, 05/15/40	1,080	1,143,428
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 06/01/45	4,595	4,594,862
TSASC, Inc., Refunding RB, Tobacco Settlement Bonds, Series B:
5.00%, 06/01/45	4,375	4,379,375
Subordinate, 5.00%, 06/01/48	6,715	6,721,715
Westchester New York Tobacco Asset Securitization, Refunding RB, Tobacco Settlement Bonds, Sub-Series C:
4.00%, 06/01/42	5,945	5,778,302
5.13%, 06/01/51	2,175	2,226,569

		49,412,220

Transportation — 23.4%
Buffalo & Fort Erie Public Bridge Authority, RB:
5.00%, 01/01/47	320	365,024
Toll Bridge System, 5.00%, 01/01/42	955	1,091,011
City of New York Liberty Development Corp., ARB, Liberty, Secured by Port Authority Consolidated, Series 1WTC, 5.00%, 12/15/41	7,050	7,591,933

Security	Par (000)	Value

Transportation (continued)
Metropolitan Transportation Authority, RB:
Bond Anticipation Notes, Series A, 5.00%, 03/01/22	$10,000	$10,927,600
Build America Bonds, 7.34%, 11/15/39	1,950	2,915,055
Green Bonds, Series A, 5.00%, 11/15/35	2,500	2,960,800
Green Bonds, Series A, 5.00%, 11/15/42	5,000	5,820,500
Series A-1, 5.25%, 11/15/23(b)	540	630,304
Series B, 5.25%, 11/15/39	5,795	6,460,788
Series B, 5.25%, 11/15/44	2,125	2,375,516
Series E, 5.00%, 11/15/38	2,350	2,575,083
Metropolitan Transportation Authority, Refunding RB:
Green Bond, Climate Bond Certified, Series A-2, 5.00%, 11/15/44	15,000	17,594,250
Green Bond, Sub-Series B-1, 5.00%, 11/15/36	13,500	15,868,035
Green Bonds, Series A-1, 5.25%, 11/15/56	1,560	1,770,678
Green Bonds, Series A-1, 5.25%, 11/15/57	5,410	6,131,153
New York Transpotation Revenue, Green Bonds, Series A-1, 5.00%, 11/15/48(d)	10,000	11,484,000
Series A, 5.25%, 11/15/35	10,000	11,974,000
Series B, 5.00%, 11/15/35	1,750	2,013,847
Series B, 5.00%, 11/15/37	250	285,718
Series D, 5.00%, 11/15/35	2,500	2,931,225
Series F, 5.00%, 11/15/30	1,000	1,097,030
Series F, 5.00%, 11/15/35	1,500	1,708,830
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	9,985	10,871,868
MTA Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/46	19,870	20,214,546
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project:
Series A, AMT, 4.00%, 07/01/31	4,850	5,054,379
Series A, AMT, 5.00%, 07/01/34	250	275,145
Series A, AMT, 5.00%, 07/01/41	750	814,748
Series A, AMT, 5.00%, 07/01/46	17,145	18,557,919
Series A, AMT, 5.25%, 01/01/50	9,975	10,878,835
Series B, 3.02%, 07/01/24	4,150	4,103,644
Series B, 3.22%, 07/01/25	1,000	992,170

8

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT, 5.00%, 08/01/31	$6,130	$6,384,518
Niagara Falls Bridge Commission, RB, Toll Bridge System (AGM), 4.16%, 10/01/33	1,650	1,731,560
Niagara Frontier Transportation Authority, Refunding ARB, Buffalo Niagara International Airport, AMT:
5.00%, 04/01/34	225	264,956
5.00%, 04/01/35	200	234,524
5.00%, 04/01/36	210	245,309
5.00%, 04/01/37	250	290,778
5.00%, 04/01/38	250	289,593
5.00%, 04/01/39	175	202,090
Niagara Frontier Transportation Authority, Refunding RB, Buffalo Niagara International Airport, AMT, 5.00%, 04/01/32	400	475,020
Port Authority of New York & New Jersey, ARB:
192nd Series, 4.81%, 10/15/65	2,000	2,352,760
Consolidated, 169th Series, 5.00%, 10/15/41	1,000	1,065,220
Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	2,000	2,120,280
Port Authority of New York & New Jersey, RB, Taxable Consolidated 164th Series, 5.65%, 11/01/40	1,745	2,258,117
Port Authority of New York & New Jersey, Refunding ARB, AMT:
195th Series, 5.00%, 04/01/36	4,430	5,124,757
Consolidated, 178th Series, 5.00%, 12/01/43	285	312,827
Consolidated, 193rd Series, 5.00%, 10/15/34	3,445	3,921,202
Consolidated, 197th Series, 5.00%, 11/15/41	1,250	1,428,450
Consolidated, 202th Series, 5.00%, 04/15/37	5,000	5,793,400
Consolidated, 206th Series, 5.00%, 11/15/37	1,525	1,779,492
Consolidated,186th Series, 5.00%, 10/15/44	1,000	1,109,230
Port Authority of New York & New Jersey, Refunding RB, AMT:
178th Series, 5.00%, 12/01/32	1,000	1,116,230
Consolidated, 197th Series, 5.00%, 11/15/36	3,000	3,469,800

Security	Par (000)	Value

Transportation (continued)
State of New York Thruway Authority, RB, Junior Lien, Series A:
5.00%, 01/01/41	$7,440	$8,495,587
5.25%, 01/01/56	11,520	13,098,355
State of New York Thruway Authority, Refunding RB:
General, Series I (AGM), 5.00%, 01/01/42	280	297,763
General, Series J, 5.00%, 01/01/41	5,750	6,387,790
General, Series K, 5.00%, 01/01/29	5,000	5,786,050
General, Series K, 5.00%, 01/01/31	2,500	2,866,150
General, Series K, 5.00%, 01/01/32	1,500	1,713,405
Series L, 5.00%, 01/01/33	2,065	2,490,411
Series L, 5.00%, 01/01/34	910	1,092,064
Series L, 5.00%, 01/01/35	1,050	1,255,149
Triborough Bridge & Tunnel Authority, Refunding RB:
General, Series A, 5.00%, 11/15/50	1,000	1,130,190
General, Series B, 5.00%, 11/15/37	10,070	11,887,937
MTA Bridge and Tunnels, Series C, 5.00%, 11/15/37	6,000	7,260,240
MTA Bridges & Tunnels, Series A, 5.00%, 11/15/43	16,095	19,078,208

		313,145,046

Utilities — 7.9%
City of New York Municipal Water & Sewer System, Refunding RB, 2nd General Resolution, Fiscal 2013, Series BB, 5.00%, 06/15/47	2,000	2,197,220
City of New York Municipal Water Finance Authority, RB, Water & Sewer System, 2nd General Resolution, Fiscal 2017, Series DD, 5.25%, 06/15/47	2,455	2,889,339
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2015, Series HH, 5.00%, 06/15/39	1,000	1,144,150
Fiscal 2017, Series EE, 5.00%, 06/15/37	2,735	3,228,175
Fiscal 2017, Series EE, 5.25%, 06/15/37	1,075	1,294,795
City of New York Water & Sewer System, Refunding RB:
2nd General Resolution, Series FF-2, 5.50%, 06/15/40	800	806,216

9

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
City of New York Water & Sewer System, Refunding RB (continued):
2nd Generation Resolution, Fiscal 2018, Series FF, 5.00%, 06/15/40	$10,500	$12,472,530
Series EE, 5.00%, 06/15/40	8,355	9,855,892
Long Island Power Authority, RB:
5.00%, 09/01/37	2,000	2,374,980
5.00%, 09/01/38	4,200	4,972,212
5.00%, 09/01/39	8,000	9,443,360
General, 5.00%, 09/01/36	1,000	1,176,200
General, Electric Systems, Series A (AGM), 5.00%, 05/01/21(b)	500	536,135
General, Electric Systems, Series C (CIFG), 5.25%, 09/01/29	3,000	3,762,780
Long Island Power Authority, Refunding RB, Electric System:
Series A, 5.50%, 04/01/19(b)	875	875,000
Series A, 5.75%, 04/01/19(b)	300	300,000
Series A, 6.00%, 05/01/19(b)	2,450	2,458,893
Series B, 5.00%, 09/01/46	2,000	2,278,440
New York City Water & Sewer System, Refunding RB, Series DD-2, Block 5, 5.00%, 06/15/40	4,850	5,721,254
New York State Environmental Facilities Corp., RB, Drinking Water Revolving Funds, New York City Municipal Water Finance Authority Projects, 5.00%, 06/15/42	5,000	5,876,150
State of New York Environmental Facilities Corp., Refunding RB, Revolving Funds, New York City Municipal Water, Series B, 5.00%, 06/15/36	1,000	1,066,350
Utility Debt Securitization Authority, Refunding RB, Restructuring:
5.00%, 12/15/37	5,000	5,807,100
Bonds, 5.00%, 12/15/40	10,000	11,913,800
Series TE, 5.00%, 12/15/41	11,725	13,206,102

		105,657,073

Total Municipal Bonds in New York		1,140,388,965

Puerto Rico — 2.9%

State — 1.3%
Commonwealth of Puerto Rico, GO, Public Improvement, Series B, 5.25%, 07/01/49(e)(f)	205	131,713

Security	Par (000)	Value

State (continued)
Commonwealth of Puerto Rico, GO, Refunding, Series A(e)(f):
Public Improvement, 5.50%, 07/01/39	$595	$313,863
8.00%, 07/01/35	1,750	907,812
Commonwealth of Puerto Rico, GO(e)(f):
6.00%, 07/01/38	885	573,037
Refunding Public Improvement, 5.50%, 07/01/32	280	181,300
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
Series A-1, 0.00%, 07/01/24(c)	180	151,133
Series A-1, 0.00%, 07/01/27(c)	306	228,166
Series A-1, 0.00%, 07/01/29(c)	298	197,595
Series A-1, 0.00%, 07/01/31(c)	384	227,167
Series A-1, 0.00%, 07/01/33(c)	432	229,254
Series A-1, 4.55%, 07/01/40	160	157,443
Series A-1, 0.00%, 07/01/46(c)	4,110	884,061
Series A-1, 0.00%, 07/01/51(c)	3,349	529,879
Series A-1, 4.50%, 07/01/34	316	319,485
Series A-1, 4.75%, 07/01/53	4,480	4,247,802
Series A-1, 5.00%, 07/01/58	5,502	5,436,251
Series A-2, 4.55%, 07/01/40	1,627	1,435,844
Series A-2, 4.75%, 07/01/53	49	42,018
Series A-2, 5.00%, 07/01/58	652	570,507

		16,764,330

Utilities — 1.7%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A:
5.00%, 07/01/33	1,585	1,545,375
5.13%, 07/01/37	2,345	2,286,375
5.75%, 07/01/37	1,325	1,321,687
5.25%, 07/01/42	2,865	2,814,862
6.00%, 07/01/44	2,695	2,698,369
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien:
Series A, 6.00%, 07/01/38	5,355	5,361,694
Series B, 5.35%, 07/01/27	1,195	1,105,375
Puerto Rico Electric Power Authority, RB(e)(f):
Series A, 5.00%, 07/01/29	1,860	1,308,975
Series A, 7.00%, 07/01/33	415	302,950
Series A, 5.00%, 07/01/42	2,265	1,593,994
Series A, 7.00%, 07/01/43	410	299,300

10

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
Puerto Rico Electric Power Authority, RB(e)(f) (continued):
Series TT, 5.00%, 07/01/25	$210	$147,788
Series WW, 5.38%, 07/01/24	385	272,869
Series XX, 5.25%, 07/01/40	955	675,662
Puerto Rico Electric Power Authority, Refunding RB(e)(f):
Series AAA, 5.25%, 07/01/28	390	275,925
Series ZZ, 5.25%, 07/01/21	110	77,825
Series ZZ, 5.00%, 07/01/28	435	306,131
		22,395,156

Total Municipal Bonds in Puerto Rico		39,159,486

Total Municipal Bonds — 88.3% (Cost — $1,132,935,702)		1,179,548,451

Municipal Bonds Transferred to Tender Option Bond Trusts(g)

New York — 12.9%

County/City/Special District/School District — 1.4%
City of New York, GO:
Sub-Series G-1, 5.00%, 04/01/29	750	818,419
Sub-Series I-1, 5.00%, 03/01/36	1,500	1,686,240
City of New York Transitional Finance Authority, RB, Future Tax Secured, Sub-Series D-1, 5.00%, 11/01/38	1,650	1,780,548
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012:(h)
5.75%, 02/15/21(b)	1,393	1,497,287
5.75%, 02/15/47	857	921,085
New York Ny, 5.00%, 04/01/39	10,000	11,830,812

		18,534,391

Education — 0.1%
State of New York Dormitory Authority, RB, State University Dormitory Facilities, New York University, Series A, 5.25%, 07/01/19(b)	1,350	1,362,710

State — 5.2%
City of New York Transitional Finance Authority, RB, Future Tax Secured, Sub-Series F-1, 5.00%, 05/01/38	3,448	4,046,497
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 4.00%, 10/15/32	1,440	1,589,105
State of New York Dormitory Authority, RB:
Bid Group 2, Series A, 5.00%, 03/15/32	5,000	6,106,575

Security	Par (000)	Value

State (continued)
General Purpose, Series C, 5.00%, 03/15/41	$1,000	$1,056,505
Group B, State Sales Tax, Series A, 5.00%, 03/15/39	15,393	17,995,686
State Personal Income Tax, Series A, 5.00%, 02/15/34	10,000	11,762,378
State of New York Dormitory Authority, Refunding RB, Bid Group 4, Series C, 5.00%, 03/15/39	9,000	10,687,230
State of New York Urban Development Corp., Refunding RB, State Personal Income Tax, Series A:
4.00%, 03/15/37	8,740	9,408,392
5.00%, 03/15/45	6,004	6,815,250

		69,467,618

Transportation — 3.8%
Metropolitan Transportation Authority, RB, Sub-Series D-1, 5.00%, 11/15/39	4,260	4,735,019
Metropolitan Transportation Authority, Refunding RB, Green Bonds, Sub-Series B-1, 5.00%, 11/15/51	10,000	11,450,789
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	6,495	7,058,086
Port Authority of New York & New Jersey, Refunding ARB:
194th Series, 5.25%, 10/15/55	1,950	2,240,290
Consolidated, Series 169th, 5.00%, 10/15/26	1,500	1,611,600
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 03/15/31	1,560	1,679,847
Triborough Bridge & Tunnel Authority, Refunding RB:
Series A, 5.00%, 11/15/41	10,000	11,528,050
Series B, 5.00%, 11/15/38	9,000	10,591,065

		50,894,746

Utilities — 2.4%
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series HH, 5.00%, 06/15/32	2,790	2,981,431
Fiscal 2012, Series BB, 5.00%, 06/15/44	3,751	4,036,414

11

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities — (continued)
City of New York Water & Sewer System, Refunding RB, 2nd General Resolution, Fiscal 2018, 5.00%, 06/15/38(h)	$7,504	$8,828,010
Utility Debt Securitization Authority, Refunding RB, Restructuring:
5.00%, 12/15/41	7,800	9,257,040
Series A, 5.00%, 12/15/34	5,000	5,914,100
Series B, 4.00%, 12/15/35	1,300	1,420,984

		32,437,979

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 12.9% (Cost — $167,096,171)		172,697,444

Total Long-Term Investments — 102.7% (Cost — $1,318,898,375)		1,371,954,933

Security	Shares	Value

Short-Term Securities — 0.9%
BlackRock Liquidity Funds New York Money Fund Portfolio, 1.29%(i)(j)	11,681,720	$11,681,720

Total Short-Term Securities — 0.9% (Cost — $11,681,720)		11,681,720

Total Investments — 103.6% (Cost — $1,330,580,095)		1,383,636,653

Other Assets Less Liabilities — 3.1%		40,931,543

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (6.7)%		(88,872,781)

Net Assets — 100.0%		$1,335,695,415

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(h)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires between August 15, 2020 to June 15, 2025 is $5,134,283.

(i)	Annualized 7-day yield as of period end.
(j)	During the year ended March 31, 2019, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 06/30/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds New York Money Fund Portfolio	—	11,681,720	11,681,720	$11,681,720	$261,006	$—	$—
BlackRock Liquidity Funds, MuniCash, Institutional Class	37,673,273	(37,673,273)	—	—	176,664	2,471	(2,941)

				$11,681,720	$437,670	$2,471	$(2,941)

(a)	Includes net capital gain distributions, if applicable.

12

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock New York Municipal Opportunities Fund

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

ACA — American Capital Access Holding Ltd.

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

BARB — Building Aid Revenue Bonds

BHAC — Berkshire Hathaway Assurance Corp.

CAB — Capital Appreciation Bonds

CIFG — CIFG Assurance North America, Inc.

EDC — Economic Development Corp.

FHA — Federal Housing Administration

GO — General Obligation Bonds

HFA — Housing Finance Agency

M/F — Multi-Family

NPFGC — National Public Finance Guarantee Corp.

PILOT — Payment in Lieu of Taxes

RB — Revenue Bonds

SONYMA — State of New York Mortgage Agency

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	2,157	06/19/19	$267,940	$(2,581,402)
Long U.S. Treasury Bond	3,164	06/19/19	473,512	(9,329,502)
5-Year U.S. Treasury Note	47	06/28/19	5,444	(57,882)

				$(11,968,786)

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Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock New York Municipal Opportunities Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$1,371,954,933	$—	$1,371,954,933
Short-Term Securities	11,681,720	—	—	11,681,720

	$11,681,720	$1,371,954,933	$—	$1,383,636,653

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(11,968,786)	$—	$—	$(11,968,786)

(a)	See above Schedule of Investments for values in each sector or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end TOB Trust Certificates of $88,529,499 are categorized as Level 2 within the disclosure hierarchy.

During the period ended March 31, 2019 there were no transfers between levels.

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